Average Annual Total Returns - Access Flex Bear High Yield Fund	Investor OneYear	Investor FiveYears	Investor TenYears	Investor InceptionDate	Investor After Taxes on Distributions OneYear	Investor After Taxes on Distributions FiveYears	Investor After Taxes on Distributions TenYears	Investor After Taxes on Distributions and Sales of Shares OneYear	Investor After Taxes on Distributions and Sales of Shares FiveYears	Investor After Taxes on Distributions and Sales of Shares TenYears	Service OneYear	Service FiveYears	Service TenYears	Service InceptionDate	Markit iBOXX $ Liquid High Yield Index OneYear		Markit iBOXX $ Liquid High Yield Index FiveYears		Markit iBOXX $ Liquid High Yield Index TenYears
Total	(6.63%)	(7.68%)	(9.55%)	Apr. 27, 2005	(6.63%)	(7.68%)	(9.55%)	(3.93%)	(5.62%)	(6.38%)	(7.50%)	(8.49%)	(10.42%)	Apr. 27, 2005	4.66%	[1]	7.71%	[1]	6.06%	[1]

[1]	Reflects no deduction for fees, expenses or taxes.